JPT
Nuveen Preferred and Income 2022 Term Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 124.3% (99.9% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 89.6% (72.0% of Total Investments)
	Automobiles – 1.9%
$3,385	General Motors Financial Co Inc.	5.750%	N/A (3)	BB+	$3,269,098
	Banks – 34.2%
575	Bank of America Corp	6.250%	N/A (3)	BBB-	635,950
2,960	Bank of America Corp	6.500%	N/A (3)	BBB-	3,356,255
2,760	Bank of America Corp	6.300%	N/A (3)	BBB-	3,138,230
465	Bank of America Corp	6.100%	N/A (3)	BBB-	514,655
1,695	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	1,897,747
3,925	BB&T Corp	4.800%	N/A (3)	Baa1	4,001,537
2,000	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	2,225,000
660	CIT Group Inc.	5.800%	N/A (3)	Ba3	677,325
2,712	Citigroup Inc.	5.950%	N/A (3)	BB+	2,901,840
910	Citigroup Inc.	6.300%	N/A (3)	BB+	978,705
510	Citigroup Inc.	6.250%	N/A (3)	BB+	575,025
1,970	Citigroup Inc.	5.000%	N/A (3)	BB+	2,038,950
800	Citigroup Inc.	6.125%	N/A (3)	Ba1	826,440
890	Citizens Financial Group Inc.	6.375%	N/A (3)	BB+	945,625
933	CoBank ACB, 144A	6.250%	N/A (3)	BBB+	1,001,333
1,000	Commerzbank AG, 144A	8.125%	9/19/23	BBB	1,168,211
805	First Union Capital II	7.950%	11/15/29	Baa1	1,100,939
2,075	JPMorgan Chase & Co	5.000%	N/A (3)	Baa2	2,154,639
615	JPMorgan Chase & Co	6.100%	N/A (3)	Baa2	675,159
4,275	JPMorgan Chase & Co	6.750%	N/A (3)	Baa2	4,788,299
200	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (4)	5.406%	N/A (3)	Baa2	201,200
1,430	JPMorgan Chase & Co	5.300%	N/A (3)	Baa2	1,451,450
4,845	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	5,898,787
1,200	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,281,000
465	M&T Bank Corp	6.450%	N/A (3)	Baa2	508,013
480	PNC Financial Services Group Inc.	6.750%	N/A (3)	Baa2	511,200
1,266	PNC Financial Services Group Inc.	5.000%	N/A (3)	Baa2	1,340,453
1,835	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB-	2,606,251
1,100	SunTrust Banks Inc.	5.050%	N/A (3)	Baa3	1,119,250

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$400	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (4)	3.148%	N/A (3)	A3	$340,000
1,035	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	1,040,651
661	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (4)	5.889%	N/A (3)	Baa2	669,263
910	Wells Fargo & Co	5.900%	N/A (3)	Baa2	982,800
3,425	Wells Fargo & Co	5.875%	N/A (3)	Baa2	3,793,188
355	Zions Bancorp NA	7.200%	N/A (3)	BB+	390,500
	Total Banks				57,735,870
	Capital Markets – 6.7%
1,750	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	2,336,250
3,934	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	4,212,134
2,795	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	2,835,723
1,328	Goldman Sachs Group Inc.	5.500%	N/A (3)	Ba1	1,420,562
400	State Street Corp	5.250%	N/A (3)	Baa1	409,816
	Total Capital Markets				11,214,485
	Commercial Services & Supplies – 1.9%
2,085	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	2,285,681
955	AerCap Holdings NV	5.875%	10/10/79	BB+	995,588
	Total Commercial Services & Supplies				3,281,269
	Consumer Finance – 2.0%
720	American Express Co, (3-Month LIBOR reference rate + 3.428% spread), (4)	5.200%	N/A (3)	Baa2	723,600
310	American Express Co	4.900%	N/A (3)	Baa2	313,126
1,155	Capital One Financial Corp	5.550%	N/A (3)	Baa3	1,176,160
1,075	Discover Financial Services	5.500%	N/A (3)	Ba2	1,104,562
	Total Consumer Finance				3,317,448
	Diversified Financial Services – 3.2%
2,000	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	2,070,000
1,395	ILFC E-Capital Trust II, 144A	4.020%	12/21/65	BB+	1,070,663
2,070	Voya Financial Inc.	6.125%	N/A (3)	BBB-	2,212,312
	Total Diversified Financial Services				5,352,975
	Electric Utilities – 4.2%
725	AES Gener SA, 144A	6.350%	10/07/79	BB	728,117
1,270	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	1,311,275
4,500	Emera Inc.	6.750%	6/15/76	BBB-	5,060,070
	Total Electric Utilities				7,099,462
	Food Products – 5.3%
2,100	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	BB+	2,069,550

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$2,525	Land O' Lakes Inc., 144A	7.000%	N/A (3)	BB	$2,373,500
3,120	Land O' Lakes Inc., 144A	7.250%	N/A (3)	BB	2,995,200
1,550	Land O' Lakes Inc., 144A	8.000%	N/A (3)	BB	1,557,750
	Total Food Products				8,996,000
	Independent Power & Renewable Electricity Producers – 0.2%
355	AES Gener SA, 144A	7.125%	3/26/79	BB	368,650
	Industrial Conglomerates – 3.1%
5,367	General Electric Co	5.000%	N/A (3)	BBB-	5,176,257
	Insurance – 18.4%
780	Aegon NV	5.500%	4/11/48	Baa1	838,500
1,530	American International Group Inc.	5.750%	4/01/48	Baa2	1,655,781
3,230	Assurant Inc.	7.000%	3/27/48	BB+	3,569,150
7,660	Assured Guaranty Municipal Holdings Inc., 144A	6.400%	12/15/66	BBB+	7,813,200
2,205	AXA SA	8.600%	12/15/30	A3	3,199,896
1,000	MetLife Inc., 144A	9.250%	4/08/38	BBB	1,458,110
1,345	MetLife Inc.	5.250%	N/A (3)	BBB	1,357,105
1,495	MetLife Inc.	5.875%	N/A (3)	BBB	1,630,313
2,000	Provident Financing Trust I	7.405%	3/15/38	Baa3	2,340,000
5,000	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	5,587,500
818	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	907,980
600	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	661,807
	Total Insurance				31,019,342
	Metals & Mining – 1.5%
1,000	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	1,032,600
1,250	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	1,465,563
	Total Metals & Mining				2,498,163
	Multi-Utilities – 1.9%
1,495	CenterPoint Energy Inc.	6.125%	N/A (3)	BBB-	1,588,438
1,529	NiSource Inc.	5.650%	N/A (3)	BBB-	1,551,935
	Total Multi-Utilities				3,140,373
	Oil, Gas & Consumable Fuels – 0.8%
865	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	888,580
505	Transcanada Trust	5.500%	9/15/79	BBB	539,087
	Total Oil, Gas & Consumable Fuels				1,427,667
	U.S. Agency – 3.7%
5,000	Farm Credit Bank of Texas, 144A	10.000%	N/A (3)	Baa1	5,550,000

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. Agency (continued)
$615	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	$640,940
	Total U.S. Agency				6,190,940
	Wireless Telecommunication Services – 0.6%
905	Vodafone Group PLC	7.000%	4/04/79	BB+	1,047,931
	Total $1,000 Par (or similar) Institutional Preferred (cost $147,631,913)				151,135,930

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 34.7% (27.9% of Total Investments)
	Banks – 8.1%
8,122	Citigroup Inc.	7.125%	BB+	$234,320
16,050	CoBank ACB, 144A, (5)	6.250%	BBB+	1,701,300
34,640	CoBank ACB, (5)	6.200%	BBB+	3,741,120
50,000	Fifth Third Bancorp	6.625%	Baa3	1,426,000
75,000	Huntington Bancshares Inc.	6.250%	Baa3	1,965,750
14,200	KeyCorp	6.125%	Baa3	425,716
100,000	Regions Financial Corp	6.375%	BB+	2,855,000
20,000	Regions Financial Corp	5.700%	BB+	548,000
29,300	Synovus Financial Corp	5.875%	BB-	774,692
	Total Banks			13,671,898
	Capital Markets – 5.5%
43,200	Morgan Stanley	7.125%	BB+	1,255,824
181,800	Morgan Stanley	6.875%	BB+	5,174,028
58,300	Morgan Stanley	5.850%	BB+	1,612,578
23,100	Morgan Stanley	6.375%	BB+	650,265
22,821	State Street Corp	5.350%	Baa1	632,826
	Total Capital Markets			9,325,521
	Diversified Financial Services – 4.1%
32,620	AgriBank FCB, (5)	6.875%	BBB+	3,522,960
123,600	Voya Financial Inc.	5.350%	BBB-	3,350,796
	Total Diversified Financial Services			6,873,756
	Food Products – 3.7%
81,867	CHS Inc	7.500%	N/R	2,266,078
46,859	CHS Inc.	7.875%	N/R	1,293,777
68,707	CHS Inc.	7.100%	N/R	1,880,511
31,132	CHS Inc.	6.750%	N/R	826,555
	Total Food Products			6,266,921
	Insurance – 7.9%
73,215	Aspen Insurance Holdings Ltd	5.950%	BBB-	1,973,876

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
74,900	Aspen Insurance Holdings Ltd	5.625%	BBB-	$1,950,396
93,200	Athene Holding Ltd	6.350%	BBB-	2,619,852
109,736	Delphi Financial Group Inc., (5)	5.348%	BBB-	2,386,758
31,900	Enstar Group Ltd	7.000%	BB+	872,784
65,687	Maiden Holdings North America Ltd	7.750%	N/R	1,487,811
37,716	Reinsurance Group of America Inc.	6.200%	BBB+	1,028,138
35,002	Reinsurance Group of America Inc.	5.750%	BBB+	987,756
	Total Insurance			13,307,371
	Oil, Gas & Consumable Fuels – 2.0%
80,000	NuStar Energy LP	8.500%	B1	1,944,800
50,000	NuStar Energy LP	7.625%	B1	1,130,500
9,796	NuStar Logistics LP	8.735%	B1	255,186
	Total Oil, Gas & Consumable Fuels			3,330,486
	Thrifts & Mortgage Finance – 2.0%
15,135	Federal Agricultural Mortgage Corp	6.000%	N/R	409,099
103,800	New York Community Bancorp Inc.	6.375%	Ba1	2,898,096
	Total Thrifts & Mortgage Finance			3,307,195
	Trading Companies & Distributors – 0.4%
28,000	Air Lease Corp	6.150%	BB+	759,640
	U.S. Agency – 1.0%
15,000	Farm Credit Bank of Texas, 144A, (5)	6.750%	Baa1	1,620,000
	Total $25 Par (or similar) Retail Preferred (cost $57,393,192)			58,462,788
	Total Long-Term Investments (cost $205,025,105)			209,598,718

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	REPURCHASE AGREEMENTS – 0.1% (0.1% of Total Investments)
$186	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $186,198, collateralized by $175,000 U.S. Treasury Notes, 2.875%, due 8/15/28, value $191,684	0.650%	11/01/19	$186,195
	Total Short-Term Investments (cost $186,195)			186,195
	Total Investments (cost $205,211,300) – 124.4%			209,784,913
	Borrowings – (25.2)% (6), (7)			(42,500,000)
	Other Assets Less Liabilities – 0.8%			1,386,936
	Net Assets Applicable to Common Shares – 100%			$168,671,849

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$151,135,930	$ —	$151,135,930
$25 Par (or similar) Retail Preferred	45,490,650	12,972,138	—	58,462,788
Short-Term Investments:
Repurchase Agreements	—	186,195	—	186,195
Total	$45,490,650	$164,294,263	$ —	$209,784,913

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Borrowings as a percentage of Total Investments is 20.3%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.